Note 33 - Employee Benefits - Plan Asset Allocation Level 1 (Detail) - Quoted prices in active market (Level 1) [Member] - EUR (€) € in Millions		Dec. 31, 2024	Dec. 31, 2023
Plan Asset Allocation [line items]
Cash and cash equivalents		€ (159)	€ 190
Equity instruments	[1]	912	1,081
Investment-grade bonds
Government	[2]	984	1,921
Non-government bonds	[2]	0	0
Non-investment-grade bonds
Government		3	2
Non-government bonds		0	0
Structured products		0	98
Insurance		0	0
Alternatives
Real estate		0	0
Commodities		0	0
Private equity		0	0
Other		0	0
Derivatives (Market Value) [Abstract]
Interest rate		(57)	(16)
Credit		0	0
Inflation		0	0
Foreign exchange		0	0
Other		8	2
Total fair value of quoted plan assets		1,691	3,278
Germany [Member]
Plan Asset Allocation [line items]
Cash and cash equivalents		(118)	29
Equity instruments	[1]	757	933
Investment-grade bonds
Government	[2]	599	601
Non-government bonds	[2]	0	0
Non-investment-grade bonds
Government		2	1
Non-government bonds		0	0
Structured products		0	0
Insurance		0	0
Alternatives
Real estate		0	0
Commodities		0	0
Private equity		0	0
Other		0	0
Derivatives (Market Value) [Abstract]
Interest rate		0	0
Credit		0	0
Inflation		0	0
Foreign exchange		0	0
Other		8	2
Total fair value of quoted plan assets		1,248	1,566
UK [Member]
Plan Asset Allocation [line items]
Cash and cash equivalents		(56)	92
Equity instruments	[1]	0	0
Investment-grade bonds
Government	[2]	77	919
Non-government bonds	[2]	0	0
Non-investment-grade bonds
Government		0	1
Non-government bonds		0	0
Structured products		0	98
Insurance		0	0
Alternatives
Real estate		0	0
Commodities		0	0
Private equity		0	0
Other		0	0
Derivatives (Market Value) [Abstract]
Interest rate		0	0
Credit		0	0
Inflation		0	0
Foreign exchange		0	0
Other		0	0
Total fair value of quoted plan assets		21	1,110
US [Member]
Plan Asset Allocation [line items]
Cash and cash equivalents		3	50
Equity instruments	[1]	110	109
Investment-grade bonds
Government	[2]	256	360
Non-government bonds	[2]	0	0
Non-investment-grade bonds
Government		1	0
Non-government bonds		0	0
Structured products		0	0
Insurance		0	0
Alternatives
Real estate		0	0
Commodities		0	0
Private equity		0	0
Other		0	0
Derivatives (Market Value) [Abstract]
Interest rate		(57)	(16)
Credit		0	0
Inflation		0	0
Foreign exchange		0	0
Other		0	0
Total fair value of quoted plan assets		313	503
Other countries [Member]
Plan Asset Allocation [line items]
Cash and cash equivalents		12	19
Equity instruments	[1]	45	39
Investment-grade bonds
Government	[2]	52	41
Non-government bonds	[2]	0	0
Non-investment-grade bonds
Government		0	0
Non-government bonds		0	0
Structured products		0	0
Insurance		0	0
Alternatives
Real estate		0	0
Commodities		0	0
Private equity		0	0
Other		0	0
Derivatives (Market Value) [Abstract]
Interest rate		0	0
Credit		0	0
Inflation		0	0
Foreign exchange		0	0
Other		0	0
Total fair value of quoted plan assets		€ 109	€ 99

[1]	Allocation of equity exposure is broadly in line with the typical index in the respective market, e.g. the equity portfolio’s benchmark of the UK retirement benefit plans is the MSCI All Countries World Index
[2]	Investment-grade means BBB and above. Average credit rating exposure for the Group’s main plans is around A